Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO FORM S-1
Document Period End Date	Mar. 31, 2015
Trading Symbol	TUBE
Entity Registrant Name	TUBEMOGUL INC
Entity Central Index Key	0001449278
Entity Filer Category	Non-accelerated Filer